Intangibles (Tables)	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of non-current assets - intangibles

	Consolidated
	December 2024	June 2024
	$	$
Non-current assets
Licensing agreement - Paxalisib	16,407,788	16,407,788
Less: Accumulated amortisation	(8,877,247)	(8,335,073)

	7,530,541	8,072,715

Licensing agreement - EVT-801	9,813,362	9,813,362
Less: Accumulated amortisation	(2,878,591)	(2,486,054)

	6,934,771	7,327,308

	14,465,312	15,400,023

Summary of reconciliations of intangibles
Reconciliations of the written down values at the beginning and end of the current financial half-year are set out below:

	EVT801 licensing agreement	Paxalisib licensing agreement	Total
Consolidated	$	$	$
Balance at 1 July 2024	7,327,308	8,072,715	15,400,023
Amortisation expense	(392,538)	(542,173)	(934,711)

Balance at 31 December 2024	6,934,770	7,530,542	14,465,312